Financial information by segment, Depreciation, amortization and impairment charges recognized (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ (100,925)	$ (83,541)
North America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(31,692)	(12,627)
South America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(14,205)	(13,811)
EMEA [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(55,028)	(57,103)
Renewable Energy [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(95,270)	(93,571)
Efficient Natural Gas & Heat [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	2,144	17,357
Transmission Lines [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(7,407)	(7,749)
Water [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ (392)	$ 422